Note 4 - Earnings Per Share - Computation of Basic and Diluted Earnings Per Share (Details) - USD ($)	3 Months Ended								12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2017	Mar. 31, 2016
Basic
Net earnings (loss)	$ (376,958)	$ (236,625)	$ (603,882)	$ (1,461,219)	$ (523,775)	$ 485,120	$ (193,294)	$ 525,949	$ (2,678,684)	$ 294,000
Weighted average common shares (in shares)									6,851,944	6,799,444
Dilutive
Net earnings (loss)	$ (376,958)	$ (236,625)	$ (603,882)	$ (1,461,219)	$ (523,775)	$ 485,120	$ (193,294)	$ 525,949	$ (2,678,684)	$ 294,000
Weighted average common shares and common share equivalents (in shares)									6,851,944	6,799,444